Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Associates	£ 24	£ 24
Joint ventures	0	0
Total	24	24
Joint ventures
Disclosure of associates [line items]
(Loss)/profit from continuing operations	0	2
Other comprehensive income / (loss)	0	0
Total comprehensive income/(loss) from continuing operations	0	2
Associates
Disclosure of associates [line items]
(Loss)/profit from continuing operations	0	(1)
Other comprehensive income / (loss)	1	(3)
Total comprehensive income/(loss) from continuing operations	£ 1	£ (4)